                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05415

                          Morgan Stanley Utilities Fund
               (Exact name of registrant as specified in charter)

                   522 Fifth Avenue, New York, New York 10036
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: December 31, 2007

Date of reporting period: June 30, 2007

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Utilities Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE FUND IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT MARKET VALUES OF SECURITIES OWNED BY THE FUND WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUND'S SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended June 30, 2007

TOTAL RETURN FOR THE 6 MONTHS ENDED JUNE 30, 2007

                                                                    S&P
                                                                 500(R)            S&P             LIPPER
                                                              UTILITIES         500(R)      UTILITY FUNDS
 CLASS A     CLASS B     CLASS C     CLASS D     CLASS Q       INDEX(1)       INDEX(2)           INDEX(3)
 11.92%..     11.44%      11.43%      11.96%      11.96%          8.87%          6.96%             11.16%

The performance of the Fund's five share classes varies because each has different expenses. The Fund's total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

MARKET CONDITIONS

For the six-month period ended June 30, 2007, utilities outperformed both on an absolute basis and relative to the broad market (as measured by the S&P 500(R) Index), continuing a four year trend. Domestic equities overall advanced over the course of the reporting period, although this progression was punctuated by mixed economic news. Gross domestic product (GDP) was reported at 0.7 percent for the first quarter, a significant decline compared to recent quarters. The deterioration of the housing market continued and reports of the worsening state of the subprime mortgage industry (i.e., loans given to less creditworthy borrowers), which included the recent news that Bear Stearns was offering financing to bail out two of its troubled mortgage-related securities hedge funds, only exacerbated investors' concerns about the possibility of contagion into other areas of the domestic economy. Also, interest rates rose toward the end of the reporting period, leading to speculation that investors would rotate out of the stock market in favor of the attractive yields offered from certain fixed income instruments. As the period drew to a close, however, equities regained ground on positive wage growth and employment data. Additionally, relatively strong corporate profits reports for the first quarter and continued frenetic merger and acquisition (M&A) activity helped to sustain positive investor sentiment through the end of the reporting period.

In this market environment, utilities performed strongly across the board for the six-month period. Within the utilities sector, the performance of the electric segment exceeded the broad market and the telecom and natural gas/energy areas provided consistent superior returns. The key factors that bolstered the utility sector during this period were the continuing high natural gas prices, lower generating reserve margins and resulting rising power costs. The U.S. utility market has been further enhanced by the arrival of well-capitalized foreign market investors, who were attracted to the utility industry's cash flow and undervalued assets during the reporting period. Somewhat tempering the upside of the utility sector performance was the rise of interest rates, particularly toward the end of the reporting period. Many segments were sensitive to the increased rates, such as electric utilities which greatly rely on regulatory direction and therefore have greater risk. Likewise, the natural gas distribution companies with little or no diversification around their current yield are susceptible to interest rate increases as well. In contrast, electric and natural gas companies that have commodity sensitive characteristics are able to perform well both on an absolute and relative basis despite higher interest rates. In the telecommunication segment, the broad utility arena should retain its merger and acquisition premium valuation as non-U.S. and private equity money add to the prospect of further consolidation.

PERFORMANCE ANALYSIS

All share classes of Morgan Stanley Utilities Fund outperformed the S&P 500(R) Utilities Index, the S&P 500(R) Index and the Lipper Utility Funds Index for the six months ended June 30, 2007, assuming no deduction of applicable sales charges.

The Fund's strong relative performance was attributed to a combination of commodity- sensitive electric and natural gas stock positions. Additionally, the Fund's investment in global telecom stocks having significant wireless assets significantly boosted relative returns. Although all sub-segments of the utility sector provided positive returns for the period, the clear detractor to overall performance was the Fund's underweight allocation to those specific electric utilities which yielded above-average total returns over the last six months.

Given the attractive opportunities within the broad utility markets, the Fund was fully invested throughout the period and held an average cash balance in the range of 1 to 2 percent. The Fund provided shareholders with diversified exposure to the utilities sector and at the close of the period had a 64 percent allocation to electric utilities, a 16 percent allocation in natural gas/energy and a 20 percent allocation to telecommunications services. Overall, the Fund had a 9 percent allocation outside the United States. We note that the Fund's holdings and allocations may be modified at any time, in response to our analysis of broader trends or company specific fundamentals.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

   TOP 10 HOLDINGS
   AT&T Inc.                                            3.8%
   Exelon Corp.                                         3.5
   NRG Energy, Inc.                                     3.4
   PPL Corp.                                            3.4
   FPL Group, Inc.                                      3.3
   Edison International                                 3.2
   Entergy Corp.                                        3.1
   FirstEnergy Corp.                                    3.0
   Sempra Energy                                        3.0
   PG&E Corp.                                           2.9

   TOP INDUSTRIES
   Electric Utilities                                  63.0%
   Short-Term Investments                              21.3
   Telecommunications                                  20.3
   Energy                                              15.6

Data as of June 30, 2007. Subject to change daily. All percentages for top 10 holdings and top industries are as a percentage of net assets. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL NORMALLY INVEST AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) AND INVESTMENT GRADE FIXED-INCOME SECURITIES (INCLUDING ASSET-BACKED SECURITIES AND ZERO-COUPON SECURITIES) OF COMPANIES THAT ARE ENGAGED IN THE UTILITIES INDUSTRY. A COMPANY WILL BE CONSIDERED TO BE IN THE UTILITIES INDUSTRY IF IT DERIVES AT LEAST 50 PERCENT OF ITS REVENUES OR EARNINGS FROM THE UTILITIES INDUSTRY OR DEVOTES AT LEAST 50 PERCENT OF ITS ASSETS TO ACTIVITIES IN THAT INDUSTRY. THESE MAY INCLUDE COMPANIES INVOLVED IN, AMONG OTHER AREAS, GAS AND ELECTRIC ENERGY, WATER DISTRIBUTION, TELECOMMUNICATIONS, COMPUTERS, THE INTERNET AND INTERNET RELATED SERVICES, AND OTHER NEW OR EMERGING TECHNOLOGIES. THE COMPANIES MAY INCLUDE TRADITIONALLY REGULATED PUBLIC UTILITIES OR FULLY OR PARTIALLY DEREGULATED UTILITY COMPANIES AS WELL AS UNREGULATED UTILITY COMPANIES. THE FUND MAY INVEST UP TO 25 PERCENT OF ITS NET ASSETS IN FOREIGN SECURITIES, INCLUDING COMMON STOCK AND OTHER EQUITY SECURITIES (INCLUDING DEPOSITARY RECEIPTS) AND INVESTMENT GRADE FIXED-INCOME SECURITIES. HOWEVER, THIS PERCENTAGE LIMITATION DOES NOT APPLY TO SECURITIES OF FOREIGN COMPANIES THAT ARE LISTED IN THE UNITED STATES ON A NATIONAL SECURITIES EXCHANGE.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS. THE SEMIANNUAL REPORTS AND THE ANNUAL REPORTS ARE FILED ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC) ON FORM N-CSRS AND FORM N-CSR, RESPECTIVELY. MORGAN

STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER, OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

YOU MAY OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICY AND PROCEDURES WITHOUT CHARGE, UPON REQUEST, BY CALLING TOLL FREE (800) 869-NEWS OR BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. IT IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT
HTTP://WWW.SEC.GOV.

YOU MAY OBTAIN INFORMATION REGARDING HOW THE FUND VOTED PROXIES RELATING TO PORTFOLIO SECURITIES DURING THE MOST RECENT TWELVE-MONTH PERIOD ENDED JUNE 30 WITHOUT CHARGE BY VISITING THE MUTUAL FUND CENTER ON OUR WEB SITE AT WWW.MORGANSTANLEY.COM. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT HTTP://WWW.SEC.GOV.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PERFORMANCE SUMMARY


AVERAGE ANNUAL TOTAL RETURNS -- PERIOD ENDED JUNE 30, 2007

                              CLASS A SHARES*         CLASS B SHARES**        CLASS C SHARES(+)        CLASS D SHARES(++)
                             (since 07/28/97)         (since 04/29/88)         (since 07/28/97)          (since 07/28/97)
   SYMBOL                              UTLAX                     UTLBX                    UTLCX                    UTLDX
   1 YEAR                              28.71%(4)                 28.19%(4)                27.74%(4)                28.93%(4)
                                       21.95(5)                  23.19(5)                 26.74(5)                    --
   5 YEARS                             14.57(4)                  14.35(4)                 13.70(4)                 14.85(4)
                                       13.34(5)                  14.11(5)                 13.70(5)                    --
   10 YEARS                               --                      8.57(4)                    --                       --
                                          --                      8.57(5)                    --                       --
   SINCE INCEPTION                      9.08(4)                   9.54(4)                  8.26(4)                  9.33(4)
                                        8.49(5)                   9.54(5)                  8.26(5)                    --

                       CLASS Q SHARES(+++)
                          (since 04/29/88)
   SYMBOL                           UTLQX
   1 YEAR                           28.88%(4)
                                    23.88(5)
   5 YEARS                          14.47(4)
                                    14.23(5)
   10 YEARS                          8.63(4)
                                     8.63(5)
   SINCE INCEPTION                   9.57(4)
                                     9.57(5)

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, Class D, and Class Q shares will vary due to differences in sales charges and expenses.

*   The maximum front-end sales charge for Class A is 5.25%.

** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.

+ The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

++  Class D has no sales charge.

+++ The maximum contingent deferred sales charge (CDSC) for Class Q is 5.0%. The
    CDSC declines to 0% after six years. Class B commenced operations on April 29, 1988. On close of business on December 8, 2006, all then-existing Class B shares of the Fund (Pre-Conversion Class B) were converted into Class Q shares. Because the Pre-Conversion Class B shares were subject to the same level of fees and expenses applied to Class B shares, historical performance information prior to conversion date has been restated to reflect this information.

(1) The Standard & Poor's 500(R) Utilities Index (S&P 500(R) Utilities Index) is an unmanaged, market capitalization weighted index consisting of utilities companies in the S&P 500(R) Index and is designed to measure the performance of the utilities sector. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2) The Standard & Poor's 500(R) Index (S&P 500(R)) is a broad-based index, the performance of which is based on the performance of 500 widely-held common stocks chosen for market size, liquidity and industry group representation. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(3) The Lipper Utility Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Utility Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 10 funds represented in this Index. The Fund is in the Lipper Utility Funds classification as of the date of this report.

(4) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(5) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.

EXPENSE EXAMPLE

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 01/01/07 - 06/30/07.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             01/01/07 -
                                                                     01/01/07            06/30/07             06/30/07
                                                                   -------------       -------------       ---------------
CLASS A
Actual (11.92% return)......................................         $1,000.00           $1,119.20              $5.31
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,019.79              $5.06
CLASS B
Actual (11.44% return)......................................         $1,000.00           $1,114.40              $9.23
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,016.07              $8.80
CLASS C
Actual (11.43% return)......................................         $1,000.00           $1,114.30              $8.91
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,016.36              $8.50
CLASS D
Actual (11.96% return)......................................         $1,000.00           $1,119.60              $3.99
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,021.03              $3.81
CLASS Q
Actual (11.96% return)......................................         $1,000.00           $1,119.60              $4.99
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,020.08              $4.76

------------------
 * Expenses are equal to the Fund's annualized expense ratios of 1.01%, 1.76%, 1.70%, 0.76% and 0.95% for Class A, Class B, Class C, Class D and Class Q shares, respectively, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

INVESTMENT ADVISORY AGREEMENT APPROVAL

NATURE, EXTENT AND QUALITY OF SERVICES


The Board reviewed and considered the nature and extent of the investment advisory services provided by the Investment Adviser under the Advisory Agreement, including portfolio management, investment research and equity and fixed income securities trading. The Board also reviewed and considered the nature and extent of the non-advisory, administrative services provided by the Fund's Administrator under the Administration Agreement, including accounting, clerical, bookkeeping, compliance, business management and planning, and the provision of supplies, office space and utilities at the Investment Adviser's expense. (The Investment Adviser and the Administrator together are referred to as the "Adviser" and the Advisory and Administration Agreements together are referred to as the "Management Agreement.") The Board also compared the nature of the services provided by the Adviser with similar services provided by non-affiliated advisers as reported to the Board by Lipper Inc. ("Lipper").

The Board reviewed and considered the qualifications of the portfolio managers, the senior administrative managers and other key personnel of the Adviser who provide the advisory and administrative services to the Fund. The Board determined that the Adviser's portfolio managers and key personnel are well qualified by education and/or training and experience to perform the services in an efficient and professional manner. The Board concluded that the nature and extent of the advisory and administrative services provided were necessary and appropriate for the conduct of the business and investment activities of the Fund. The Board also concluded that the overall quality of the advisory and administrative services was satisfactory.

PERFORMANCE RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


On a regular basis, the Board reviews the performance of all funds in the Morgan Stanley Fund Complex, including the Fund, compared to their peers, paying specific attention to the underperforming funds. In addition, the Board specifically reviewed the Fund's performance for the one-, three- and five-year periods ended November 30, 2006, as shown in a report provided by Lipper (the "Lipper Report"), compared to the performance of comparable funds selected by Lipper (the "performance peer group"). The Board also discussed with the Adviser the performance goals and the actual results achieved in managing the Fund. The Board noted that the Adviser is evaluating various alternatives to improve performance, including portfolio manager changes/additions. The Board concluded that the Fund's performance was acceptable.

FEES RELATIVE TO OTHER PROPRIETARY FUNDS MANAGED BY THE ADVISER WITH COMPARABLE INVESTMENT STRATEGIES


The Board reviewed the advisory and administrative fee (together, the "management fee") rate paid by the Fund under the Management Agreement. The Board noted that the management fee rate was comparable to the management fee rates charged by the Adviser to other proprietary funds it manages with investment strategies comparable to those of the Fund taking into account the scope of the services provided.

FEES AND EXPENSES RELATIVE TO COMPARABLE FUNDS MANAGED BY OTHER ADVISERS


The Board reviewed the management fee rate and total expense ratio of the Fund as compared to the average management fee rate and average total expense ratio for funds, selected by Lipper (the "expense peer group"), managed by other advisers with investment strategies comparable to those of the Fund, as shown in the Lipper Report. The Board concluded that the Fund's management fee rate and total expense ratio were competitive with those of its expense peer group.

BREAKPOINTS AND ECONOMIES OF SCALE


The Board reviewed the structure of the Fund's management fee schedule under the Management Agreement and noted that it includes breakpoints. The Board also reviewed the level of the Fund's management fee and noted that the fee, as a percentage of the Fund's net assets, would decrease as net assets increase because the management fee includes breakpoints. The Board concluded that the Fund's management fee would reflect economies of scale as assets increase.

PROFITABILITY OF THE ADVISER AND AFFILIATES


The Board considered information concerning the costs incurred and profits realized by the Adviser and affiliates during the last year from their relationship with the Fund and during the last two years from their relationship with the Morgan Stanley Fund Complex and reviewed with the Adviser the cost allocation methodology used to determine the profitability of the Adviser and affiliates. Based on its review of the information it received, the Board concluded that the profits earned by the Adviser and affiliates were not excessive in light of the advisory, administrative and other services provided to the Fund.

FALL-OUT BENEFITS


The Board considered so-called "fall-out benefits" derived by the Adviser and affiliates from their relationship with the Fund and the Morgan Stanley Fund Complex, such as sales charges on sales of Class A shares and "float" benefits derived from handling of checks for purchases and sales of Fund shares, through a broker-dealer affiliate of the Adviser and "soft dollar" benefits (discussed in the next section). The Board also considered that a broker-dealer affiliate of the Adviser receives from the Fund 12b-1 fees for distribution and shareholder services. The Board concluded that the float benefits were relatively small and the sales charges and 12b-1 fees were competitive with those of other broker-dealers.

SOFT DOLLAR BENEFITS


The Board considered whether the Adviser realizes any benefits as a result of brokerage transactions executed through "soft dollar" arrangements. Under such arrangements, brokerage commissions paid by the Fund and/or other funds managed by the Adviser would be used to pay for research that a securities broker obtains from third parties, or to pay for both research and execution services from securities brokers who effect transactions for the Fund. The Board recognized that the receipt of such research from brokers may reduce the Adviser's costs but concluded that the receipt of such research strengthens the investment management resources of the Adviser, which may ultimately benefit the Fund and other funds in the Morgan Stanley Fund Complex.

ADVISER FINANCIALLY SOUND AND FINANCIALLY CAPABLE OF MEETING THE FUND'S NEEDS


The Board considered whether the Adviser is financially sound and has the resources necessary to perform its obligations under the Management Agreement. The Board concluded that the Adviser has the financial resources necessary to fulfill its obligations under the Management Agreement.

HISTORICAL RELATIONSHIP BETWEEN THE FUND AND THE ADVISER


The Board also reviewed and considered the historical relationship between the Fund and the Adviser, including the organizational structure of the Adviser, the policies and procedures formulated and adopted by the Adviser for managing the Fund's operations and the Board's confidence in the competence and integrity of the senior managers and key personnel of the Adviser. The Board concluded that it is beneficial for the Fund to continue its relationship with the Adviser.

OTHER FACTORS AND CURRENT TRENDS


The Board considered the controls and procedures adopted and implemented by the Adviser and monitored by the Fund's Chief Compliance Officer and concluded that the conduct of business by the Adviser indicates a good faith effort on its part to adhere to high ethical standards in the conduct of the Fund's business.

GENERAL CONCLUSION


On April 25, 2007, after considering and weighing all of the above factors, the Board concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement for another year until April 30, 2008. On June 20, 2007, the Board again considered and weighed all of the above factors and concluded that it would be in the best interest of the Fund and its shareholders to approve renewal of the Management Agreement to continue until June 30, 2008.

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
              Common Stocks (98.9%)
              Electric Utilities
              (63.0%)
1,315,900     AES Corp. (The)*.......  $   28,791,892
  430,000     Allegheny Energy,
               Inc.*.................      22,248,200
  267,300     Ameren Corp. (a).......      13,100,373
  435,000     American Electric Power
               Co., Inc. ............      19,592,400
  205,000     CenterPoint Energy,
               Inc. (a)..............       3,567,000
  365,000     CMS Energy Corp.*
               (a)...................       6,278,000
  340,700     Consolidated Edison,
               Inc. (a)..............      15,372,384
  295,000     Constellation Energy
               Group (a).............      25,715,150
  355,700     Dominion Resources,
               Inc. (a)..............      30,700,467
  415,000     DPL, Inc. (a)..........      11,761,100
  170,000     DTE Energy Co. (a).....       8,197,400
  969,924     Duke Energy Corp.
               (a)...................      17,749,609
   83,000     E. ON AG (ADR)
               (Germany) (a).........       4,618,120
  607,000     Edison International...      34,064,840
   13,400     El Paso Electric
               Co.*..................         329,104
  312,700     Entergy Corp. (a)......      33,568,345
  515,200     Exelon Corp. ..........      37,403,520
  492,600     FirstEnergy Corp.
               (a)...................      31,885,998
  617,400     FPL Group, Inc. (a)....      35,031,276
  130,000     Iberdrola S.A.
               (Spain)...............       7,306,331
  255,000     Mirant Corp.*..........      10,875,750
  880,000     NRG Energy, Inc.*
               (a)...................      36,581,600
  305,000     NSTAR..................       9,897,250
  695,000     PG&E Corp. ............      31,483,500
  135,000     Pinnacle West Capital
               Corp. (a).............       5,379,750
  292,000     PNM Resources Inc.
               (a)...................       8,114,680
  770,000     PPL Corp. (a)..........      36,028,300
  155,000     Progress Energy,
               Inc. .................       7,066,450
  358,000     Public Service
               Enterprise Group
               (a)...................      31,425,240
  180,000     Reliant Energy, Inc.*
               (a)...................       4,851,000
  510,300     SCANA Corp. ...........      19,539,387

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
  135,000     Sierra Pacific
               Resources* (a)........  $    2,370,600
  717,900     Southern Co. (The)
               (a)...................      24,616,791
  133,000     TECO Energy, Inc.
               (a)...................       2,284,940
  465,000     TXU Corp. .............      31,294,500
  453,800     Wisconsin Energy
               Corp. ................      20,071,574
  205,000     Xcel Energy, Inc. .....       4,196,350
                                       --------------
                                          673,359,171
                                       --------------
              Energy (15.6%)
  507,100     AGL Resources, Inc. ...      20,527,408
  848,849     Dynegy, Inc. (Class
               A)*...................       8,013,135
  365,200     Equitable Resources,
               Inc. (a)..............      18,099,312
  575,000     MDU Resources Group,
               Inc. .................      16,123,000
  230,700     New Jersey Resources
               Corp. (a).............      11,770,314
  105,000     NiSource, Inc. ........       2,174,550
   55,000     Peabody Energy Corp.
               (a)...................       2,660,900
  125,000     Powershares Wilderhill
               Clean Energy Portfolio
               (a)...................       2,602,500
  394,200     Questar Corp. (a)......      20,833,470
  535,511     Sempra Energy..........      31,718,317
  445,462     Spectra Energy Corp.
               (a)...................      11,564,194
  658,000     Williams Companies,
               Inc. (The)............      20,805,960
                                       --------------
                                          166,893,060
                                       --------------
              Telecommunications
              (20.3%)
  308,973     ALLTEL Corp. ..........      20,871,126
  255,000     America Movil S.A. de
               C.V. (Series L) (ADR)
               (Mexico)*.............      15,792,150
  176,360     American Tower Corp.
               (Class A)* (a)........       7,407,120
  970,777     AT&T Inc. (a)..........      40,287,246
   40,000     China Mobile Ltd. (ADR)
               (Hong Kong)*..........       2,156,000
  423,000     Citizens Communications
               Co. (a)...............       6,459,210
  270,000     Crown Castle
               International Corp.*
               (a)...................       9,792,900

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
PORTFOLIO OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED) continued

 NUMBER OF
  SHARES                                    VALUE
------------------------------------------------------
  105,000     NII Holdings, Inc.*
               (a)...................  $    8,477,700
  468,000     Rogers Communications,
               Inc. (Class B)
               (Canada)..............      19,885,320
  165,000     SBA Communications
               Corp.* (a)............       5,542,350
  139,586     Telefonica S.A. (ADR)
               (Spain) (a)...........       9,318,761
  319,136     Telefonica S.A.
               (Spain)...............       7,143,407
  450,000     Telefonos de Mexico SAB
               de CV (Series L) (ADR)
               (Mexico)..............      17,050,500
  140,000     Telus Corp.
               (Non-Voting)
               (Canada)..............       8,255,027
   67,000     Time Warner Cable, Inc.
               (Class A)* (a)........       2,624,390
  285,000     Time Warner Telecom
               Inc. (Class A)* (a)...       5,728,500
  593,360     Verizon Communications,
               Inc. .................      24,428,631
  420,429     Windstream Corp. ......       6,205,532
                                       --------------
                                          217,425,870
                                       --------------
              Total Common Stocks
              (Cost $488,574,459)....   1,057,678,101
                                       --------------
PRINCIPAL
AMOUNT IN
THOUSANDS
-----------
              Short-Term Investments (21.3%)
              Investment Company (1.3%)
 $ 13,879     Morgan Stanley
               Institutional
               Liquidity Money Market
               Portfolio -
               Institutional Class
               (b)
               (Cost $13,879,072)....      13,879,072
                                       --------------

 PRINCIPAL
 AMOUNT IN
 THOUSANDS                                  VALUE
------------------------------------------------------
              Security Purchased from Securities
              Lending Collateral (20.0%)
 $214,011     The Bank of New York
               Institutional Cash
               Reserve Fund (Cost
               $214,010,652).........  $  214,010,652
                                       --------------
              Total Short-Term Investments
              (Cost $227,889,724)....     227,889,724
                                       --------------

Total Investments
(Cost $716,464,183) (c)...   120.2%     1,285,567,825
Liabilities in Excess of
Other Assets..............   (20.2)      (215,663,082)
                             -----     --------------
Net Assets................   100.0%    $1,069,904,743
                             =====     ==============

---------------------------------------------------

    ADR  American Depositary Receipt.
     *   Non-income producing security.
    (a) All or a portion of this security was on loan as of June 30, 2007.
    (b) See Note 4 to financial statements regarding investments in Morgan Stanley Institutional
         Liquidity Money Market Portfolio - Institutional
         Class.
    (c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.
         The aggregate gross unrealized appreciation is $570,318,910 and the aggregate gross unrealized depreciation is $1,215,268, resulting in net unrealized appreciation of $569,103,642.

                       See Notes to Financial Statements
 12

Morgan Stanley Utilities Fund
SUMMARY OF INVESTMENTS - JUNE 30, 2007 (UNAUDITED)

                                                                                PERCENT OF
                                                                                   TOTAL
                          INDUSTRY                                VALUE         INVESTMENTS
--------------------------------------------------------------------------------------------
Electric Utilities..........................................  $  673,359,171        52.4%
Short-Term Investments......................................     227,889,724        17.7
Telecommunications..........................................     217,425,870        16.9
Energy......................................................     166,893,060        13.0
                                                              --------------       -----
                                                              $1,285,567,825       100.0%
                                                              ==============       =====

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
June 30, 2007 (unaudited)

Assets:
Investments in securities, at value
 (cost $702,585,111) (including $208,949,916, for securities loaned)....................................................  $1,271,688,753
Investments in affiliates (cost $13,879,072)................      13,879,072
Receivable for:
    Investments sold........................................       2,963,679
    Dividends...............................................       1,963,884
    Shares of beneficial interest sold......................          54,531
    Dividends from affiliates...............................           9,955
    Foreign withholding taxes reclaimed.....................           6,628
Receivable from Distributor.................................         199,892
Prepaid expenses and other assets...........................           9,058
                                                              --------------
    Total Assets............................................   1,290,775,452
                                                              --------------
Liabilities:
Collateral on securities loaned, at value...................     214,010,652
Payable for:
    Investments purchased...................................         856,202
    Shares of beneficial interest redeemed..................         855,174
    Investment advisory fee.................................         461,174
    Distribution fee........................................         267,508
    Administration fee......................................          71,826
    Transfer agent fee......................................           2,470
Accrued expenses and other payables.........................       4,345,703
                                                              --------------
    Total Liabilities.......................................     220,870,709
                                                              --------------
    Net Assets..............................................  $1,069,904,743
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................    $491,099,518
Net unrealized appreciation.................................     569,103,473
Accumulated undistributed net investment income.............       1,081,974
Accumulated undistributed net realized gain.................       8,619,778
                                                              --------------
    Net Assets..............................................  $1,069,904,743
                                                              ==============
Class A Shares:
Net Assets..................................................    $205,941,553
Shares Outstanding (unlimited authorized, $.01 par value)...      12,769,770
    Net Asset Value Per Share...............................          $16.13
                                                              ==============
    Maximum Offering Price Per Share,
    (net asset value plus 5.54% of net asset value).........          $17.02
                                                              ==============
Class B Shares:
Net Assets..................................................     $65,890,180
Shares Outstanding (unlimited authorized, $.01 par value)...       4,060,496
    Net Asset Value Per Share...............................          $16.23
                                                              ==============
Class C Shares:
Net Assets..................................................     $14,246,157
Shares Outstanding (unlimited authorized, $.01 par value)...         879,395
    Net Asset Value Per Share...............................          $16.20
                                                              ==============
Class D Shares:
Net Assets..................................................      $4,825,114
Shares Outstanding (unlimited authorized, $.01 par value)...         299,924
    Net Asset Value Per Share...............................          $16.09
                                                              ==============
Class Q Shares:
Net Assets..................................................    $779,001,739
Shares Outstanding (unlimited authorized, $.01 par value)...      47,982,336
    Net Asset Value Per Share...............................          $16.24
                                                              ==============

                       See Notes to Financial Statements
 14

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended June 30, 2007 (unaudited)

Net Investment Income:
Income
Dividends (net of $115,982 foreign withholding tax).........  $ 13,436,275
Interest....................................................       212,034
Income from securities loaned - net.........................        62,346
Dividends from affiliate....................................         9,955
                                                              ------------
    Total Income............................................    13,720,610
                                                              ------------
Expenses
Investment advisory fee.....................................     2,782,495
Distribution fee (Class A shares)...........................       759,701
Distribution fee (Class B shares)...........................       361,259
Distribution fee (Class C shares)...........................        65,603
Distribution fee (Class Q shares)...........................       370,514
Transfer agent fees and expenses............................       563,127
Administration fee..........................................       433,329
Shareholder reports and notices.............................       194,177
Registration fees...........................................        53,883
Professional fees...........................................        37,730
Custodian fees..............................................        32,317
Trustees' fees and expenses.................................        10,556
Other.......................................................        32,794
                                                              ------------
    Total Expenses..........................................     5,697,485
Less: expense offset........................................        (3,944)
                                                              ------------
    Net Expenses............................................     5,693,541
                                                              ------------
    Net Investment Income...................................     8,027,069
                                                              ------------
Net Realized and Unrealized Gain:
Net Realized Gain (Loss) on:
Investments.................................................    47,148,621
Foreign exchange transactions...............................          (680)
                                                              ------------
    Net Realized Gain.......................................    47,147,941
                                                              ------------
Net Change in Unrealized Appreciation/Depreciation on:
Investments.................................................    66,498,218
Net translation of forward foreign contracts, other assets
  and liabilities denominated in foreign currencies.........           853
                                                              ------------
    Net Change in Unrealized Appreciation/Depreciation......    66,499,071
                                                              ------------
    Net Gain................................................   113,647,012
                                                              ------------
Net Increase................................................  $121,674,081
                                                              ============

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                               FOR THE SIX       FOR THE YEAR
                                                               MONTHS ENDED          ENDED
                                                              JUNE 30, 2007    DECEMBER 31, 2006
                                                              --------------   -----------------
                                                               (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................  $    8,027,069    $   14,453,827
Net realized gain...........................................      47,147,941       106,168,754
Net change in unrealized appreciation/depreciation..........      66,499,071        29,666,625
                                                              --------------    --------------
    Net Increase............................................     121,674,081       150,289,206
                                                              --------------    --------------
Dividends and Distributions to Shareholders from:
Net investment income
    Class A shares..........................................      (4,006,922)      (12,877,327)
    Class B shares..........................................        (217,569)       (3,329,902)
    Class C shares..........................................         (49,677)         (112,665)
    Class D shares..........................................         (46,749)         (102,740)
    Class Q shares..........................................      (3,457,074)        --
Net realized gain
    Class A shares..........................................      (3,975,448)      (82,767,951)
    Class B shares..........................................      (1,314,531)      (19,799,062)
    Class C shares..........................................        (276,214)       (1,128,135)
    Class D shares..........................................         (93,467)         (571,007)
    Class Q shares..........................................     (15,084,929)        --
                                                              --------------    --------------
    Total Dividends and Distributions.......................     (28,522,580)     (120,688,789)
                                                              --------------    --------------

Net increase (decrease) from transactions in shares of
  beneficial interest.......................................     (83,026,612)      174,400,989
                                                              --------------    --------------
    Net Increase............................................      10,124,889       204,001,406
Net Assets:
Beginning of period.........................................   1,059,779,854       855,778,448
                                                              --------------    --------------
End of Period
(Including accumulated undistributed net investment income
of $1,081,974 and $832,714, respectively)...................  $1,069,904,743    $1,059,779,854
                                                              ==============    ==============

                       See Notes to Financial Statements
 16

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Utilities Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is both capital appreciation and current income. The Fund was organized as a Massachusetts business trust on December 8, 1987 and commenced operations on April 29, 1988. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The Fund's Class Q shares (created upon the completion of the merger with Morgan Stanley Global Utilities - See Note 10) are closed to new investments (except dividend reinvestments). The five classes are substantially the same except, most A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares and Class Q shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years, one year and six years, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares, Class C shares and Class Q shares incur distribution expenses.

The Fund will assess a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class D shares, which is paid directly to the Fund, for shares redeemed within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York Stock Exchange ("NYSE") or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the "Investment Adviser") determines that the latest sale price, the bid price or the mean between the

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund's Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Repurchase Agreements -- The Fund may invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Securities Lending -- The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Any increase or decrease in the fair value of the securities loaned that might occur and any interest earned or dividends declared on those securities during the term of the loan would remain in the Fund. The Fund receives cash or securities as collateral in an amount equal to or exceeding 100% of the current fair value of the loaned securities. The collateral

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

is marked-to-market daily, by the securities lending agent, to ensure that a minimum of 100% collateral coverage is maintained.

Based on pre-established guidelines, the securities lending agent invests any cash collateral that is received in high-quality short-term investments. Securities lending income is generated from the earnings on the invested collateral and borrowing fees, less any rebates owed to the borrowers and compensation to the lending agent.

The value of loaned securities and related collateral outstanding at June 30, 2007 were $208,949,916 and $214,010,652, respectively. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

F. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service and various states. Generally, the tax authorities can examine all tax returns filed for the last three years. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. The Fund adopted the provisions of the Financial Accounting Standards Board's (FASB) Interpretation number 48 Accounting for Uncertainty in Income Taxes, on June 30, 2007. As of June 30, 2007, this did not result in an impact to the Fund's financial statements.

G. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/ Administration Agreements

Pursuant to an Investment Advisory Agreement, the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the Fund's net assets determined at the close of each business day: 0.57% to the portion of the daily net assets not exceeding $500 million; 0.47% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; 0.445% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.42% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2.5 billion; 0.395% to the portion of the daily net assets exceeding $2.5 billion but not

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

exceeding $3.5 billion; 0.37% to the portion of the daily net assets exceeding $3.5 billion but not exceeding $5 billion; and 0.345% to the portion of the daily net assets in excess of $5 billion.

Pursuant to an Investment Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund's daily net assets.

3. Plan of Distribution

Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A shares; (ii) Class
B -- up to 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Fund (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Fund's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B shares; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C shares.

On August 24, 2006, the Board approved an Amended and Restated Rule 12b-1 Plan for Class Q shares of the Fund (Class Q Plan). Effective December 11, 2006, Class B shares of the Fund converted into a newly created Class Q shares. Under the Class Q Plan, Class Q shares are subject to an annual distribution and shareholder services (12b-1) fee of up to 0.26% of the average daily net assets of Class Q shares. However, the Investment Adviser has agreed to permanently cap the 12b-1 fee for the Class Q shares at 0.24% of the average daily net assets of Class Q.

For the six months ended June 30, 2007, the distribution fee was accrued for Class Q shares at the annual rate of 0.19%.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $5,967,824 at June 30, 2007.

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

At June 30, 2007, included in the Statement of Assets and Liabilities, is a receivable from the Fund's Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a "reimbursement plan", the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of June 30, 2007.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended June 30, 2007, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 0.94%, respectively.

Effective December 11, 2006, the Investment Adviser has agreed to cap the 12b-1 fee for Class C shares at 0.94% for a period of two years.

The Distributor has informed the Fund that for the six months ended June 30, 2007, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares, Class C shares and Class Q shares of $84, $24,766, $127 and $90,481, respectively and received $51,578 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund are recorded as dividends from affiliates in the Statement of Operations and totaled $9,955 for the six months ended June 30, 2007. During the six months ended June 30, 2007, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class aggregated $14,099,226 and $210,199, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended June 30, 2007 aggregated $56,756,393 and $177,116,152, respectively.

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

For the six months ended June 30, 2007, the Fund incurred brokerage commissions of $29,572, with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended June 30, 2007 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,921. At June 30, 2007, the Fund had an accrued pension liability of $61,038 which is included in accrued expenses in the Statement of Assets and Liabilities.

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

6. Purposes of and Risks Relating to Certain Financial Instruments

The Fund may lend securities to qualified financial institutions, such as broker-dealers, to earn additional income. Risks in securities lending transactions are that a borrower may not provide additional collateral income. Risks in securities lending transactions are that a borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral plus any rebate that is required to be returned to the borrower.

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

7. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                          FOR THE SIX                  FOR THE YEAR
                                                         MONTHS ENDED                      ENDED
                                                         JUNE 30, 2007               DECEMBER 31, 2006
                                                  ---------------------------   ---------------------------
                                                          (unaudited)
                                                    SHARES         AMOUNT         SHARES         AMOUNT
                                                  -----------   -------------   -----------   -------------
CLASS A SHARES
Sold............................................      432,023   $   6,986,180       467,004   $   6,985,617
Conversion from Class B.........................      706,969      11,434,781     1,130,948      16,519,393
Conversion to Class Q...........................  (39,078,557)   (660,002,870)      --             --
Shares issued in connection with the acquisition
  of Morgan Stanley Global Utilities Fund.......      --             --          11,655,932     172,268,927
Reinvestment of dividends and distributions.....      410,620       6,561,665     5,416,891      79,272,713
Redeemed........................................   (4,602,113)    (73,446,526)   (9,627,703)   (143,660,101)
                                                  -----------   -------------   -----------   -------------
Net increase (decrease) - Class A...............  (42,131,058)   (708,466,770)    9,043,072     131,386,549
                                                  -----------   -------------   -----------   -------------
CLASS B SHARES
Sold............................................      252,978       4,155,866       557,497       8,297,518
Conversion to Class A...........................     (703,209)    (11,434,781)   (1,124,843)    (16,519,393)
Conversion to Class Q in connection with
  Merger........................................      --             --         (10,305,211)   (153,341,535)
Shares issued in connection with the acquisition
  of Morgan Stanley Global Utilities Fund.......      --             --           5,162,685      76,838,163
Reinvestment of dividends and Distributions.....       78,562       1,260,739     1,201,471      17,678,610
Redeemed........................................     (608,394)     (9,794,127)   (3,193,341)    (47,752,483)
                                                  -----------   -------------   -----------   -------------
Net decrease - Class B..........................     (980,063)    (15,812,303)   (7,701,742)   (114,799,120)
                                                  -----------   -------------   -----------   -------------
CLASS C SHARES
Sold............................................       63,155       1,029,960        70,326       1,045,282
Shares issued in connection with the acquisition
  of Morgan Stanley Global Utilities Fund.......      --             --             311,117       4,620,484
Reinvestment of dividends and Distributions.....       17,905         286,948        72,865       1,071,774
Redeemed........................................     (105,103)     (1,671,864)     (157,026)     (2,332,273)
                                                  -----------   -------------   -----------   -------------
Net increase (decrease) - Class C...............      (24,043)       (354,956)      297,282       4,405,267
                                                  -----------   -------------   -----------   -------------
CLASS D SHARES
Sold............................................       43,797         711,622       186,160       2,752,413
Shares issued in connection with the acquisition
  of Morgan Stanley Global Utilities Fund.......      --             --             195,660       2,885,665
Reinvestment of dividends and distributions.....        8,134         129,481        39,175         572,486
Redeemed........................................     (233,478)     (3,662,289)     (222,521)     (3,331,480)
                                                  -----------   -------------   -----------   -------------
Net increase (decrease) - Class D...............     (181,547)     (2,821,186)      198,474       2,879,084
                                                  -----------   -------------   -----------   -------------

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

                                                          FOR THE SIX                  FOR THE YEAR
                                                         MONTHS ENDED                      ENDED
                                                         JUNE 30, 2007               DECEMBER 31, 2006
                                                  ---------------------------   ---------------------------
                                                          (unaudited)
                                                    SHARES         AMOUNT         SHARES         AMOUNT
                                                  -----------   -------------   -----------   -------------
CLASS Q SHARES
Conversion from Class B in connection with
  Merger........................................      --             --          10,305,211     153,341,535
Conversion from Class A.........................   39,560,512     672,950,576       --             --
Reinvestment of dividends and distributions.....      951,361      15,272,359       --             --
Redeemed........................................   (2,646,424)    (43,794,332)     (188,324)     (2,812,326)
                                                  -----------   -------------   -----------   -------------
Net Increase - Class Q..........................   37,865,449     644,428,603    10,116,887*    150,529,209*
                                                  -----------   -------------   -----------   -------------
Net increase (decrease) in Fund.................   (5,451,262)  $ (83,026,612)   11,953,973   $ 174,400,989
                                                  ===========   =============   ===========   =============

---------------------
   * For the period December 11, 2006 through December 31, 2006.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As part of the Fund's acquisition of the assets of Morgan Stanley Global Utilities Fund ("Global Utilities"), the Fund obtained a net capital loss carryforward of $38,100,468 from Global Utilities. Utilization of this carryforward is subject to limitations imposed by the Internal Revenue Code and Treasury Regulations, reducing the total carryforward available.

As of December 31, 2006, the Fund had a net capital loss carryforward of $36,150,561 which will expire on December 31, 2009 to offset future capital gains to the extent provided by regulations.

As of December 31, 2006, the Fund had temporary book/tax differences primarily attributable to capital loss deferral on wash sales.

9. Accounting Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands

Morgan Stanley Utilities Fund
NOTES TO FINANCIAL STATEMENTS - JUNE 30, 2007 (UNAUDITED) continued

disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

10. Fund Merger

On December 11, 2006, the Fund acquired all the net assets of Global Utilities based on the respective valuations as of the close of business on December 8, 2006 pursuant to a Plan of Reorganization approved by the shareholders of Global Utilities on October 30, 2006 ("Merger"). The acquisition was accomplished by a tax-free exchange of 11,655,932 Class A shares of the Fund at a net asset value of $14.78 per share for 9,528,467 Class A shares of Global Utilities; 5,162,685 Class B shares of the Fund at a net asset value of $14.88 per share for 4,114,663 Class B shares of Global Utilities; 311,117 Class C shares of the Fund at a net asset value of $14.85 per share for 254,972 Class C shares of Global Utilities; and 195,660 Class D shares of the Fund at a net asset value of $14.75 per share for 159,183 Class D shares of Global Utilities. To ensure that then-existing Class B shareholders of the Fund were not adversely affected by an increase in the 12b-1 fees paid by Class B shares as a result of the Merger, Class B shares of the Fund held by shareholders upon the completion of the Merger were converted into newly-created Class Q shares. The net assets of the Fund and Global Utilities immediately before the acquisition were $813,081,692 and $256,613,239, respectively, including unrealized appreciation of $78,524,921 for Global Utilities. Immediately after the acquisition, the combined net assets of the Fund amounted to $1,069,694,931.

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                 FOR THE SIX               FOR THE YEAR ENDED DECEMBER 31,
                                                MONTHS ENDED    ------------------------------------------------------
                                                JUNE 30, 2007     2006        2005        2004       2003       2002
                                                -------------   ---------   ---------   --------   --------   --------
                                                 (unaudited)
Class A Shares
Selected Per Share Data:
Net asset value, beginning of period..........      $14.81        $14.37      $13.32     $11.34     $10.03     $13.07
                                                    ------        ------      ------     ------     ------     ------
Income (loss) from investment operations:
    Net investment income++...................        0.12          0.26        0.31       0.29       0.31       0.33
    Net realized and unrealized gain (loss)...        1.64          2.54        1.71       1.98       1.30      (2.88)
                                                    ------        ------      ------     ------     ------     ------
Total income (loss) from investment
 operations...................................        1.76          2.80        2.02       2.27       1.61      (2.55)
                                                    ------        ------      ------     ------     ------     ------
Less dividends and distributions from:
    Net investment income.....................       (0.12)        (0.31)      (0.36)     (0.29)     (0.30)     (0.35)
    Net realized gain.........................       (0.32)        (2.05)      (0.61)     --         --         (0.14)
                                                    ------        ------      ------     ------     ------     ------
Total dividends and distributions.............       (0.44)        (2.36)      (0.97)     (0.29)     (0.30)     (0.49)
                                                    ------        ------      ------     ------     ------     ------
Net asset value, end of period................      $16.13        $14.81      $14.37     $13.32     $11.34     $10.03
                                                    ======        ======      ======     ======     ======     ======
Total Return+.................................       11.92%(1)     20.22%      15.12%     20.36%     16.37%    (19.74)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)........        1.01%(2)      0.91%       1.03%      1.02%      1.02%      0.98%
Net investment income.........................        1.52%(2)      1.43%       2.14%      2.44%      2.99%      2.98%
Supplemental Data:
Net assets, end of period, in thousands.......    $205,942      $813,249    $658,909    $12,228    $14,403    $14,463
Portfolio turnover rate.......................           5%(1)        21%         20%        20%        43%        51%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 26

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                             FOR THE SIX                 FOR THE YEAR ENDED DECEMBER 31,
                                            MONTHS ENDED    ----------------------------------------------------------
                                            JUNE 30, 2007     2006       2005        2004        2003         2002
                                            -------------   --------   ---------   ---------   ---------   -----------
                                             (unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period......      $14.90       $14.45      $13.38      $11.40      $10.08        $13.12
                                                ------       ------      ------      ------      ------        ------
Income (loss) from investment operations:
    Net investment income++...............        0.06         0.27        0.32        0.30        0.27          0.25
    Net realized and unrealized gain
    (loss)................................        1.64         2.55        1.72        1.99        1.31         (2.89)
                                                ------       ------      ------      ------      ------        ------
Total income (loss) from investment
 operations...............................        1.70         2.82        2.04        2.29        1.58         (2.64)
                                                ------       ------      ------      ------      ------        ------
Less dividends and distributions from:
    Net investment income.................       (0.05)       (0.32)      (0.36)      (0.31)      (0.26)        (0.26)
    Net realized gain.....................       (0.32)       (2.05)      (0.61)      --          --            (0.14)
                                                ------       ------      ------      ------      ------        ------
Total dividends and distributions.........       (0.37)       (2.37)      (0.97)      (0.31)      (0.26)        (0.40)
                                                ------       ------      ------      ------      ------        ------
Net asset value, end of period............      $16.23       $14.90      $14.45      $13.38      $11.40        $10.08
                                                ======       ======      ======      ======      ======        ======
Total Return+.............................       11.44%(1)    20.28%      15.22%      20.37%      15.91%       (20.30)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)....        1.76%(2)     0.83%       0.94%       0.94%(4)     1.43%(4)       1.73%
Net investment income.....................        0.77%(2)     1.51%       2.23%       2.52%(4)     2.58%(4)       2.23%
Supplemental Data:
Net assets, end of period, in thousands...     $65,890      $75,100    $184,065    $890,696    $929,785    $1,011,218
Portfolio turnover rate...................           5%(1)       21%         20%         20%         43%           51%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.
    (4) If the Distributor had not rebated a portion of its fee to the Fund, the expense and net investment income ratios would have been as follows:



                            EXPENSE         NET INVESTMENT
    PERIOD ENDED             RATIO           INCOME RATIO
    ------------            -------         --------------
  December 31,
   2004............          1.24%               2.22%
  December 31,
   2003............          1.78                2.23

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                               FOR THE SIX                       FOR THE YEAR ENDED DECEMBER 31,
                                              MONTHS ENDED       ----------------------------------------------------------------
                                              JUNE 30, 2007        2006          2005          2004          2003          2002
                                              -------------      --------      --------      --------      --------      --------
                                               (unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period........      $14.88          $14.43        $13.37        $11.38        $10.07        $13.11
                                                  ------          ------        ------        ------        ------        ------
Income (loss) from investment operations:
    Net investment income++.................        0.07            0.15          0.21          0.20          0.23          0.26
    Net realized and unrealized gain
    (loss)..................................        1.63            2.55          1.72          1.99          1.30         (2.90)
                                                  ------          ------        ------        ------        ------        ------
Total income (loss) from investment
 operations.................................        1.70            2.70          1.93          2.19          1.53         (2.64)
                                                  ------          ------        ------        ------        ------        ------
Less dividends and distributions from:
    Net investment income...................       (0.06)          (0.20)        (0.26)        (0.20)        (0.22)        (0.26)
    Net realized gain.......................       (0.32)          (2.05)        (0.61)        --            --            (0.14)
                                                  ------          ------        ------        ------        ------        ------
Total dividends and distributions...........       (0.38)          (2.25)        (0.87)        (0.20)        (0.22)        (0.40)
                                                  ------          ------        ------        ------        ------        ------
Net asset value, end of period..............      $16.20          $14.88        $14.43        $13.37        $11.38        $10.07
                                                  ======          ======        ======        ======        ======        ======
Total Return+...............................       11.43%(1)       19.36%        14.35%        19.47%        15.44%       (20.32)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)......        1.70%(2)        1.65%         1.71%         1.77%         1.78%         1.69%
Net investment income.......................        0.83%(2)        0.69%         1.46%         1.69%         2.23%         2.27%
Supplemental Data:
Net assets, end of period, in thousands.....     $14,246         $13,441        $8,745        $8,851        $8,899        $7,900
Portfolio turnover rate.....................           5%(1)          21%           20%           20%           43%           51%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 28

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                               FOR THE SIX                       FOR THE YEAR ENDED DECEMBER 31,
                                              MONTHS ENDED       ----------------------------------------------------------------
                                              JUNE 30, 2007        2006          2005          2004          2003          2002
                                              -------------      --------      --------      --------      --------      --------
                                               (unaudited)
Class D Shares
Selected Per Share Data:
Net asset value, beginning of period........     $14.79           $14.34        $13.30        $11.32        $10.02        $13.05
                                                 ------           ------        ------        ------        ------        ------
Income (loss) from investment operations:
    Net investment income++.................       0.14             0.33          0.34          0.32          0.34          0.36
    Net realized and unrealized gain
    (loss)..................................       1.62             2.51          1.70          1.98          1.29         (2.88)
                                                 ------           ------        ------        ------        ------        ------
Total income (loss) from investment
 operations.................................       1.76             2.84          2.04          2.30          1.63         (2.52)
                                                 ------           ------        ------        ------        ------        ------
Less dividends and distributions from:
    Net investment income...................      (0.14)           (0.34)        (0.39)        (0.32)        (0.33)        (0.37)
    Net realized gain.......................      (0.32)           (2.05)        (0.61)        --            --            (0.14)
                                                 ------           ------        ------        ------        ------        ------
Total dividends and distributions...........      (0.46)           (2.39)        (1.00)        (0.32)        (0.33)        (0.51)
                                                 ------           ------        ------        ------        ------        ------
Net asset value, end of period..............     $16.09           $14.79        $14.34        $13.30        $11.32        $10.02
                                                 ======           ======        ======        ======        ======        ======
Total Return+...............................      11.96%(1)        20.63%        15.34%        20.69%        16.57%       (19.49)%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)......       0.76%(2)         0.66%         0.78%         0.77%         0.78%         0.73%
Net investment income.......................       1.77%(2)         1.68%         2.39%         2.69%         3.23%         3.23%
Supplemental Data:
Net assets, end of period, in thousands.....     $4,825           $7,119        $4,059        $3,750        $3,123        $3,380
Portfolio turnover rate.....................          5%(1)           21%           20%           20%           43%           51%

---------------------

    ++ The per share amounts were computed using an average number of shares outstanding during the period
     + Calculated based on the net asset value as of the last business day of the period
    (1)  Not annualized
    (2)  Annualized
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses

                       See Notes to Financial Statements

Morgan Stanley Utilities Fund
FINANCIAL HIGHLIGHTS continued

                                                                                       FOR THE PERIOD
                                                               FOR THE SIX           DECEMBER 11, 2006*
                                                              MONTHS ENDED                THROUGH
                                                              JUNE 30, 2007          DECEMBER 31, 2006
                                                              -------------          ------------------
                                                               (unaudited)

Class Q Shares
Selected Per Share Data:

Net asset value, beginning of period........................      $14.91                    $14.88
                                                                  ------                    ------

Income (loss) from investment operations:
    Net investment income++.................................        0.13                      0.01
    Net realized and unrealized gain........................        1.65                      0.02
                                                                  ------                    ------

Total income from investment operations.....................        1.78                      0.03
                                                                  ------                    ------

Less dividends and distributions from:
    Net investment income...................................       (0.13)                 --
    Net realized gain.......................................       (0.32)                 --
                                                                  ------                    ------

Total dividends and distributions...........................       (0.45)                 --
                                                                  ------                    ------

Net asset value, end of period..............................      $16.24                    $14.91
                                                                  ======                    ======

Total Return+...............................................       11.96%(1)                  0.20%(1)

Ratios to Average Net Assets(3):
Total expenses (before expense offset)......................        0.95%(2)                  0.77%

Net investment income.......................................        1.58%(2)                  1.57%

Supplemental Data:
Net assets, end of period, in thousands.....................    $779,002                  $150,871

Portfolio turnover rate.....................................           5%(1)                    21%

---------------------

     * Prior to December 11, 2006, all then-existing Class B shares of the Fund (Pre-Conversion Class B) were converted into Class Q shares. The Pre-Conversion Class B shares were subject to the same level of fees and expenses applied to Class B Shares.
    ++ The per share amounts were computed using an average number of shares outstanding during the period.
     + Does not reflect the deduction of sales charges. Calculated based on the net asset value as of the last business day of the period.
    (1)  Not annualized.
    (2)  Annualized.
    (3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       See Notes to Financial Statements
 30

                      (This Page Intentionally Left Blank)

TRUSTEES

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

OFFICERS

Michael E. Nugent
Chairperson of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

LEGAL COUNSEL

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

COUNSEL TO THE INDEPENDENT TRUSTEES

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD

(c) 2007 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Utilities Fund

Semiannual Report
June 30, 2007

[MORGAN STANLEY LOGO]

UTLFSAN-IU07-02Q10P-Y06/07

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Utilities Fund


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
August 9, 2007


/s/ Francis Smith
Francis Smith
Principal Financial Officer
August 9, 2007